Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩) Companies shares	Dec. 31, 2016 KRW (₩)
Disclosure of associates [line items]
Investments in associates	₩ 1,520,441	₩ 1,595,441
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 634,636	₩ 615,159
Domestic [member] | EQP POSCO Global No1 Natural Resources PEF [member]
Disclosure of associates [line items]
Number of shares | shares	178,713,975,892
Ownership (%)	31.14%	29.37%
Investments in associates	₩ 175,553	₩ 175,690
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 110,424	₩ 107,859
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 85,049	₩ 84,799
Domestic [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	16,098,143
Ownership (%)	45.67%	29.90%
Investments in associates	₩ 74,378	₩ 45,077
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	9,032,539
Ownership (%)	18.26%	20.04%
Investments in associates	₩ 31,660	₩ 37,372
Domestic [member] | Blue Ocean Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	333
Ownership (%)	27.52%	27.52%
Investments in associates	₩ 19,620	₩ 35,752
Domestic [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	2,008,000
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 17,252	₩ 12,551
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	7,714,380
Ownership (%)	38.19%	38.19%
Investments in associates	₩ 15,841	₩ 17,851
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 15,500	₩ 12,302
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	6,485
Ownership (%)	12.50%	12.50%
Investments in associates	₩ 6,828	₩ 11,890
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Number of shares | shares	3,250,000
Ownership (%)	41.67%	41.67%
Investments in associates	₩ 2,827	₩ 5,641
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	35
Investments in associates	₩ 67,325	55,061
Domestic [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	13,800,000
Ownership (%)	40.45%
Investments in associates	₩ 12,379	13,314
Domestic [member] | Acquisition cost [member] | EQP POSCO Global No1 Natural Resources PEF [member]
Disclosure of associates [line items]
Investments in associates	178,787
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chuncheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	80,491
Domestic [member] | Acquisition cost [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	45,163
Domestic [member] | Acquisition cost [member] | Blue Ocean Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	33,300
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co.,Ltd [member]
Disclosure of associates [line items]
Investments in associates	10,040
Domestic [member] | Acquisition cost [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	38,572
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	6,485
Domestic [member] | Acquisition cost [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Investments in associates	6,893
Domestic [member] | Acquisition cost [member] | Keystone-HYUNDAI SECURITIES NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Investments in associates	13,800
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 885,805	980,282
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	26
Investments in associates	₩ 111,497	₩ 98,320
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 197,069	₩ 215,996
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 142,348	₩ 167,141
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	114,452,000
Ownership (%)	10.40%	10.40%
Investments in associates	₩ 121,702	₩ 137,512
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 79,398	₩ 89,601
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 63,378	₩ 70,501
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 45,905	₩ 45,138
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	29.41%	29.41%
Investments in associates	₩ 33,738	₩ 36,738
Foreign [member] | Korea LNG Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 33,422	₩ 63,058
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Number of shares | shares	128,285
Ownership (%)	22.00%	24.10%
Investments in associates	₩ 21,823	₩ 22,723
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	10,200,000
Ownership (%)	34.00%	34.00%
Investments in associates	₩ 15,617	₩ 18,008
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 13,391	₩ 8,706
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 6,517	₩ 6,840
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	150,779
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Investments in associates	124,341
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	37,634
Foreign [member] | Acquisition cost [member] | Korea LNG Ltd. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Investments in associates	21,824
Foreign [member] | Acquisition cost [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	9,517
Foreign [member] | Acquisition cost [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723